Income Taxes (Details) - Schedule of loss before income taxes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of loss before Income Taxes [Abstract]
Domestic	$ (28,725)	$ (50,193)	$ (381,935)
Foreign	10,931	(16,644)	(74,636)
Loss before income taxes	$ (17,794)	$ (66,837)	$ (456,571)